SHARE CAPITAL - Narrative - Warrants (Details) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	Nov. 14, 2023 CAD ($) $ / shares shares	Nov. 14, 2023 USD ($) shares	Aug. 04, 2023 CAD ($) $ / shares shares	Aug. 04, 2023 USD ($) shares	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Proceeds on exercise of warrants | $					$ 0	$ 56
Share-based compensation | $					42,869	$ 13,886
Warrants
Disclosure of classes of share capital [line items]
Share-based compensation | $					$ 1,955
Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Exercised (in shares)					0	2,658
Proceeds on exercise of warrants | $					$ 56
Number of other equity instruments expired in share-based payment arrangement (in shares)						205,404
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in CAD per share) | $ / shares						$ 131.86
Issued (in shares)						2,392,931
Number of warrants with extended expiry dates (in shares)					405,924
August 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Proceeds on exercise of warrants			$ 4,600	$ 3,442
Issued (in shares)			638,545	638,545
Exercise price, share options granted (in CAD per share) | $ / shares			$ 15.2
Number of shares acquired upon exercise of warrant (in shares)			1	1
November 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Proceeds on exercise of warrants	$ 17,842	$ 12,299
Issued (in shares)	1,754,386	1,754,386
Exercise price, share options granted (in CAD per share) | $ / shares	$ 19.38
Number of shares acquired upon exercise of warrant (in shares)	1	1
Granted to officers and directors
Disclosure of classes of share capital [line items]
Number of warrants with extended expiry dates (in shares)					260,527